                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-0266

                           Tri-Continental Corporation
               (Exact name of Registrant as specified in charter)

                                 100 Park Avenue
                            New York, New York 10017
               (Address of principal executive offices) (Zip code)

                                Lawrence P. Vogel
                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code:               (212) 850-1864

Date of fiscal year end:                    12/31

Date of reporting period:                   06/30/04

                                   FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

           TRI-CONTINENTAL CORPORATION
           Semi-Annual Report June 30, 2004

Management Discussion
and
Mid-Year Report 2004

Tri-Continental Corporation

an investment you can live with

Tri-Continental Corporation invests to
produce future growth of both capital
and income, while providing reasonable
current income.

TY is Tri-Continental Corporation’s symbol for its Common Stock on the New York Stock Exchange.

Tri-Continental Corporation

MID-YEAR REPORT 2004

August 13, 2004

To the Stockholders:

     Your mid-year Stockholder report for Tri-Continental Corporation follows this letter. This report contains Tri-Continental’s investment results and financial statements, including a portfolio of investments.

     For the six months ended June 30, 2004, Tri-Continental posted a total return of 4.48% based on net asset value and 3.11% based on market price. During the same time period, the S&P 500 returned 3.44%, and the Lipper Closed-End Growth & Income Funds Average returned 3.82%.

     Tri-Continental Corporation’s Annual Stockholders’ Meeting was held on May 20, 2004, in Philadelphia, Pennsylvania. At the meeting, four directors were elected, the selection of

     Tri-Continental’s independent auditors was ratified, and a Stockholder proposal was considered. For complete details of the vote, please refer to page 18 of this report. Please also take the time to fill out the survey card included in this report. This survey is completely anonymous and gives Stockholders who were unable to attend the Annual Meeting the opportunity to voice their opinions. We appreciate your assistance.

     Thank you for your continued support of Tri-Continental Corporation. We look forward to serving your investment needs for many years to come.

By Order of the Board of Directors,

/s/WILLIAM C. MORRIS
William C. Morris
Chairman

/s/BRIAN T. ZINO
Brian T. Zino
President

Tri-Continental Corporation

Investment Results Per Common Share (unaudited)

TOTAL RETURNS

For Periods Ended June 30, 2004

			Average Annual

	Three	Six	One		Five	Ten
	Months*	Months*	Year		Years	Years

Market Price**	(1.92)%	3.11%	14.99%		(4.33)%	8.31%

Net Asset Value**	1.39	4.48	20.35		(4.30)	8.65

Lipper Closed-End
Growth & Income
Funds Average***	(0.07)	3.82	19.70		2.26	9.61

S&P 500***	1.72	3.44	19.11		(2.20)	11.82

PRICE PER SHARE
	June 30, 2004	March 31, 2004	December 31, 2003

Market Price	$16.83	$17.20		$16.40
Net Asset Value	20.33	20.10		19.55

DIVIDEND, CAPITAL GAIN AND YIELD INFORMATION

For the Periods Ended June 30, 2004

_______________________________

	Capital Gain

Dividends Paid†	Realized‡	Unrealized††	SEC Yieldø

$0.08	$0.716	$1.926	1.18%

The rates of return will vary and the principal value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Performance data quoted represents past performance. Past performance is not indicative of future investment results. Current performance may be higher or lower than the performance quoted above. The Manager made certain payments to the Corporation in 2004. Absent such payments, the net asset value returns that include this period would have been lower.

*	Returns for periods of less than one year are not annualized.
**	These rates of return reflect changes in market price or net asset value, as applicable, and assume that all distributions within the period are taken in additional shares.
***	The Lipper Closed-End Growth & Income Funds Average (the “Lipper Average”) and the Standard & Poor’s 500 Composite Stock Index (the “S&P 500”) are unmanaged benchmarks that assume reinvestment of all distributions. The Lipper Average excludes the effect of any costs associated with the purchase of shares, and the S&P 500 excludes the effect of fees and sales charges. The Lipper Average measures the performance of closed-end mutual funds with objectives similar to the Corporation. The S&P 500 measures the performance of 500 of the largest US companies based on market capitalizations. Investors cannot invest directly in an index or an average.

‡	Information does not reflect the effect of capital loss carryforwards that are available to offset these and future capital gains. See Note 6 to financial statements.
†	Preferred Stockholders were paid dividends totaling $1.25 per share.
††	Represents the per share amount of net unrealized appreciation of portfolio securities as of June 30, 2004.
ø	Current yield, representing the annualized yield for the 30-day period ended June 30, 2004, has been computed in accordance with SEC regulations and will vary.

Tri-Continental Corporation

Highlights of the First Half (unaudited)

	June 30,		December 31,
Assets:	2004		2003

Total assets	$2,394,733,895		$2,352,147,028
Amounts owed	3,909,476		3,510,600

Net Investment Assets	$2,390,824,419		$2,348,636,428
Preferred Stock, at par value	37,637,000		37,637,000

Net Assets for Common Stock	$2,353,187,419		$2,310,999,428

Common shares outstanding	115,746,010		118,188,251
Net Assets Per Common Share	$20.33		$19.55

	Six Months Ended June 30,

	2004		2003

Taxable Gain:
Net capital gain (loss) realized	$82,856,375		$(92,651,406)
Per Common share	$0.72		$(0.77)
Accumulated capital losses, end of period		$(642,083,464)	$(725,576,957)
Per Common share, end of period		$(5.55)	$(6.14)
Unrealized capital gain, end of period	$222,882,475		$32,472,985
Per Common share, end of period	$1.93		$0.27

Income:
Total investment income earned	$17,821,024		$17,509,621
Expenses	7,734,265		6,877,120
Preferred Stock dividends	940,925		940,925

Income for Common Stock	$ 9,145,834		$ 9,691,576

Expenses to average net investment assets	0.65%	*	0.70% *
Expenses to average net assets for Common Stock	0.66%	*	0.71% *

Dividends per Common Share	$0.08		$0.09

* Annualized.

Tri-Continental Corporation

Diversification of Net Investment Assets (unaudited)

The diversification of portfolio holdings by industry on June 30, 2004, was as follows. Individual securities owned are listed on pages 6 to 9.

				Percent of
				Net Investment
				Assets

				June 30,	December 31,
	Issues	Cost	Value	2004	2003

Net Cash and Short-Term
Holding	1	$21,025,062	$21,025,062	0.9	2.6
Tri-Continental
Financial Division	2	7,192,351	3,747,808	0.1	0.2

	3	28,217,413	24,772,870	1.0	2.8

Common Stocks:
Automobiles and Components	1	15,868,537	22,380,806	0.9	1.0
Banks	7	110,156,150	122,779,612	5.1	5.9
Capital Goods	7	225,722,217	263,166,161	11.1	9.9
Chemicals	2	40,115,857	45,119,466	1.9	1.1
Commercial Services and Supplies	1	23,388,025	27,741,024	1.0	1.0
Communications Equipment	2	37,738,612	50,696,894	2.1	1.3
Computers and Peripherals	4	111,837,672	122,127,204	5.1	4.2
Consumer Durables and Apparel	1	9,147,296	13,761,935	0.6	0.8
Consumer Staples	7	200,570,005	214,732,359	9.0	8.6
Diversified Financials	9	205,338,809	215,879,160	9.0	9.9
Electronic Equipment
and Instruments	1	13,866,338	13,346,407	0.6	1.0
Energy	8	149,483,163	180,177,146	7.6	7.2
Health Care Equipment
and Services	4	37,377,125	47,704,894	2.0	2.5
Hotels, Restaurants and Leisure	3	55,557,299	62,394,472	2.6	3.3
Insurance	5	106,286,091	124,949,463	5.2	5.2
Media	4	83,155,140	84,421,089	3.5	3.8
Metals and Mining	1	15,177,625	12,650,040	0.5	2.2
Paper and Forest Products	1	10,052,084	11,930,942	0.5	1.5
Pharmaceuticals and Biotechnology	12	252,005,381	255,804,171	10.7	9.0
Real Estate	1	17,405,517	15,614,808	0.7	0.7
Retailing	5	60,909,417	75,717,692	3.2	3.3
Semiconductors and
Semiconductor Equipment	2	55,000,993	50,261,685	2.1	3.5
Software and Services	7	194,664,114	218,360,751	9.1	6.6
Telecommunication Services	3	72,703,637	79,456,433	3.3	—
Utilities	2	18,317,558	19,689,571	0.8	0.7
Miscellaneous	1	17,879,869	18,187,364	0.8	3.0

	101	2,139,724,531	2,366,051,549	99.0	97.2

Net Investment Assets	104	$2,167,941,944	$2,390,824,419	100.0	100.0

Tri-Continental Corporation

Largest Portfolio Changes (unaudited)
April 1 to June 30, 2004

Largest Purchases

Computer Associates International, Inc.*
EMC Corporation*
Dow Chemical Company*
Marriott International, Inc. Class “A”*
Crown Castle International Corp.
ConocoPhillips
SYSCO Corporation
Coca-Cola Company (The)
Forest Laboratories, Inc.
PepsiCo, Inc.

Largest Sales
National Semiconductor Corporation**
Goldman Sachs Group, Inc. (The)
Royal Caribbean Cruises Ltd.**
Wendy’s International, Inc.**
Wal-Mart Stores, Inc.
Parker Hannifin Corporation**
Merrill Lynch
Wachovia Corporation
U.S. Bancorp
BP p.l.c. (ADR) (United Kingdom)

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.
**	Position eliminated during the period.

10 Largest Equity Holdings (unaudited)

June 30, 2004
			Increase/(Decrease)
	June 30, 2004		in Value

	Cost	Value	For	Since
	(000s)	(000s)	2004	Purchase

General Electric Company	$98,722	$86,824	4.6%	(12.1)%
Citigroup Inc.	69,727	79,247	(4.2)	13.7
Microsoft Corporation	73,228	76,667	3.8	4.7
Exxon Mobil Corporation	57,254	68,028	8.3	18.8
Pfizer Inc.	66,326	61,424	(3.0)	(7.4)
American International Group, Inc.	42,347	50,231	7.5	18.6
Altria Group, Inc.	43,463	49,473	(8.0)	13.8
International Business Machines
Corporation	42,192	44,077	(4.9)	4.5
Tyco International Ltd.	24,340	42,454	25.1	74.4
Wal-Mart Stores, Inc.	44,710	40,721	(0.5)	(8.9)

	$562,310	$599,146

Tri-Continental Corporation

Portfolio of Investments (unaudited)
		June 30, 2004

	Shares	Value

COMMON STOCKS 99.0%
AUTOMOBILES AND COMPONENTS 0.9%
Lear Corporation	379,400	$$22,380,806

BANKS 5.1%
Bank of America Corporation	208,520	17,644,962
Fannie Mae	257,500	18,375,200
Freddie Mac	223,700	14,160,210
Radian Group Inc.	285,800	13,689,820
U.S. Bancorp	835,630	23,029,963
Wachovia Corporation	536,463	23,872,603
Wells Fargo & Company	209,800	12,006,854

		122,779,612

CAPITAL GOODS 11.1%
Deere & Company	259,000	18,166,260
General Dynamics Corporation	261,000	25,917,300
General Electric Company	2,679,750	86,823,900
Illinois Tool Works Inc.	375,680	36,023,955
L-3 Communications Holdings, Inc.*	465,300	31,082,040
Masco Corporation	728,000	22,699,040
Tyco International Ltd.	1,281,040	42,453,666

		263,166,161

CHEMICALS 1.9%
Dow Chemical Company (The)	446,100	18,156,270
Praxair, Inc.	675,600	26,963,196

		45,119,466

COMMERCIAL SERVICES AND SUPPLIES 1.0%
ServiceMaster Company (The)	2,008,200	24,741,024

COMMUNICATIONS EQUIPMENT 2.1%
Andrew Corporation*	1,022,100	20,385,785
Cisco Systems, Inc.*	1,278,680	30,311,109

		50,696,894

COMPUTERS AND PERIPHERALS 5.1%
Dell Inc.*	1,093,260	39,286,298
EMC Corporation*	2,086,000	23,780,400
Hewlett-Packard Company	710,130	14,983,743
International Business Machines Corporation	500,020	44,076,763

		122,127,204

CONSUMER DURABLES AND APPAREL 0.6%
Pulte Homes, Inc.	264,500	13,761,935

CONSUMER STAPLES 9.0%
Altria Group, Inc.	988,480	49,473,424
Coca-Cola Company (The)	553,600	27,945,728

See footnotes on page 9.

Tri-Continental Corporation

Portfolio of Investments (unaudited)		June 30, 2004
	Shares	Value

CONSUMER STAPLES (continued)
Dean Foods Company*	565,100	$21,083,881
PepsiCo, Inc.	610,200	32,877,576
Procter & Gamble Company (The)	582,112	31,690,177
SYSCO Corporation	305,000	10,940,350
Wal-Mart Stores, Inc.	771,820	40,721,223

		214,732,359

DIVERSIFIED FINANCIALS 9.0%
American Express Company	296,330	15,225,435
Bank of New York Company, Inc. (The)	566,100	16,688,628
Capital One Financial Corporation	128,900	8,814,182
Citigroup Inc.	1,704,230	79,246,695
Goldman Sachs Group, Inc. (The)	157,500	14,830,200
MBNA Corporation	651,500	16,802,185
Merrill Lynch	451,400	24,366,572
J.P. Morgan Chase & Co.	616,500	23,901,705
Morgan Stanley	303,270	16,003,558

		215,879,160

ELECTRONIC EQUIPMENT AND INSTRUMENTS 0.6%
Jabil Circuit, Inc.*	530,040	13,346,407

ENERGY 7.6%
BP p.l.c. (ADR) (United Kingdom)	219,800	11,774,686
ChevronTexaco Corporation	252,100	23,725,131
ConocoPhillips	399,403	30,470,455
Exxon Mobil Corporation	1,531,825	68,028,348
Noble Corporation*	186,300	7,058,907
Noble Energy, Inc.	294,680	15,028,680
Occidental Petroleum Corporation	304,200	14,726,322
Rowan Companies, Inc.*	384,900	9,364,617

		180,177,146

HEALTH CARE EQUIPMENT AND SERVICES 2.0%
Aetna Inc.	236,200	20,077,000
Anthem, Inc.*	84,400	7,558,864
Laboratory Corporation of America Holdings*	161,900	6,427,430
Medtronic, Inc.	280,000	13,641,600

		47,704,894

HOTELS, RESTAURANTS AND SERVICES 2.6%
Carnival Corporation	629,500	29,586,500
International Game Technology	472,100	18,223,060
Marriott International, Inc. Class “A”	292,400	14,584,912

		62,394,472

INSURANCE 5.2%
American International Group, Inc.	704,700	50,231,016
Hartford Financial Services Group, Inc.	212,400	14,600,376

See footnotes on page 9.

Tri-Continental Corporation

Portfolio of Investments (unaudited)		June 30, 2004
	Shares	Value

INSURANCE (continued)
PartnerRe Ltd.	219,700	$12,463,581
Prudential Financial, Inc.	782,400	36,358,128
XL Capital Ltd. Class “A”	149,700	11,296,362

		124,949,463

MEDIA 3.5%
Clear Channel Communications, Inc.	545,200	20,145,140
Time Warner Inc.*	1,727,000	30,360,660
Tribune Company	483,000	21,995,820
Univision Communications Inc. Class “A”*	373,300	11,919,469

		84,421,089

METALS AND MINING 0.5%
Freeport-McMoRan Copper & Gold, Inc. Class “B”	381,600	12,650,040

PAPER AND FOREST PRODUCTS 0.5%
Weyerhaeuser Company	189,020	11,930,942

PHARMACEUTICALS AND BIOTECHNOLOGY 10.7%
Amgen Inc.*	289,100	15,777,633
Biogen Idec Inc.*	152,295	9,637,989
Forest Laboratories, Inc.*	209,500	11,863,985
Gilead Sciences, Inc.*	144,600	9,678,801
Johnson & Johnson	663,263	36,943,749
MedImmune, Inc.*	405,700	9,499,466
Merck & Co. Inc.	505,900	24,030,250
Novartis (ADR) (Switzerland)	851,500	37,891,750
Pfizer Inc.	1,791,838	61,424,207
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	225,080	15,131,003
Watson Pharmaceuticals, Inc.*	332,500	8,944,250
Wyeth	414,300	14,981,088

		255,804,171

REAL ESTATE 0.7%
Apartment Investment & Management Company Class “A”	501,600	15,614,808

RETAILING 3.2%
Advance Auto Parts, Inc.*	340,200	15,030,036
eBay Inc.*	147,560	13,575,520
Michaels Stores, Inc.	461,700	25,393,500
Target	372,300	15,811,581
Tiffany & Co.	160,300	5,907,055

		75,717,692

SEMICONDUCTORS AND
SEMICONDUCTOR EQUIPMENT 2.1%
Intel Corporation	1,177,590	32,507,372
Taiwan Semiconductor Manufacturing
Company Ltd. (ADR) (Taiwan)	2,136,500	17,754,313

		50,261,685

See footnotes on page 9.

Tri-Continental Corporation

Portfolio of Investments (unaudited)			June 30, 2004
	Shares,
	Partnership Interest or
	Principal Amount		Value

SOFTWARE AND SERVICES 9.1%
Autodesk, Inc.	697,000	shs.	$29,831,600
Computer Associates International, Inc.	880,500		24,706,830
Electronic Arts Inc.*	439,600		23,951,606
Microsoft Corporation	2,683,956		76,667,203
Oracle Corporation*	1,880,000		22,531,800
Symantec Corporation*	690,800		30,253,586
Synopsys, Inc.*	366,900		10,418,126

			218,360,751

TELECOMMUNICATION SERVICES 3.3%
American Tower Corporation Class “A”*	1,624,000		24,684,800
Crown Castle International Corp.*	1,754,900		25,884,775
Verizon Communications Inc.	798,200		28,886,858

			79,456,433

UTILITIES 0.8%
Dominion Resources, Inc.	72,600		4,579,608
Duke Energy Corporation	744,700		15,109,963

			19,689,571

MISCELLANEOUS 0.8%
SPDR Trust, Series 1	158,800		18,187,364

TOTAL COMMON STOCKS
(Cost $2,139,724,531)			2,366,051,549

TRI-CONTINENTAL FINANCIAL DIVISION 0.1%
WCAS Capital Partners II, L.P.†	$4,727,686		2,568,316
Whitney Subordinated Debt Fund, L.P.†	2,464,665		1,179,492

TOTAL TRI-CONTINENTAL FINANCIAL DIVISION
(Cost $7,192,351)			3,747,808

FIXED TIME DEPOSIT 0.9%
Rabobank Nederland 1.43%, 7/1/04
(Cost $21,150,000)	21,150,000		21,150,000

TOTAL INVESTMENTS 100.0%
(Cost $2,168,066,882)			2,390,949,357
OTHER ASSETS LESS LIABILITIES			(124,938)

NET ASSETS 100.0%			$2,390,824,419

*	Non-income producing security.
†	Restricted security.
ADR – American Depositary Receipt.
See Notes to Financial Statements.

Tri-Continental Corporation

Statement of Assets and Liabilities (unaudited) June 30, 2004

Assets:
Investments, at value
Common Stocks (cost $2,139,724,531)	$2,366,051,549
Tri-Continental Financial Division
(cost $7,192,351)	3,747,808
Fixed time deposit (cost $21,150,000)	21,150,000

Total investments (cost $2,168,066,882)		$2,390,949,357
Cash		203,142
Receivable for dividends and interest		2,962,424
Investment in, and expenses prepaid to, stockholder service agent		498,158
Receivable for Common Stock sold		37,953
Other		82,861

Total Assets		2,394,733,895

Liabilities:
Payable for Common Stock repurchased		1,864,878
Management fee payable		799,132
Preferred dividends payable		499,590
Accrued expenses and other		745,876

Total Liabilities		3,909,476

Net Investment Assets		2,390,824,419
Preferred Stock		37,637,000

Net Assets for Common Stock		$2,353,187,419

Net Assets per share of Common Stock
(Market value—$16.83)		$20.33

Statement of Capital Stock and Surplus (unaudited) June 30, 2004
Capital Stock:
$2.50 Cumulative Preferred Stock, $50 par value,
assets coverage per share—$3,176.16
Shares authorized—1,000,000; issued and
outstanding—752,740		$37,637,000
Common Stock, $0.50 par value:
Shares authorized—159,000,000; issued and
outstanding—115,746,010		57,873,005
Surplus:
Capital surplus		2,714,744,948
Dividends in excess of net investment income		(229,545)
Accumulated net realized loss		(642,083,464)
Net unrealized appreciation of investments		222,882,475

Net Investment Assets		$2,390,824,419

See Notes to Financial Statements.

Tri-Continental Corporation

Statement of Operations (unaudited) For the Six Months Ended June 30, 2004

Investment Income:
Dividends (net of foreign taxes withheld of $134,957)	$17,586,682
Interest	234,342

Total Investment Income		$17,821,024

Expenses:
Management fee	4,839,964
Stockholder account and registrar services	1,896,221
Stockholders’ meeting	237,397
Custody and related services	227,975
Stockholder reports and communications	170,897
Directors’ fees and expenses	154,982
Auditing and legal fees	88,280
Registration	19,340
Miscellaneous	99,209

Total Expenses		7,734,265

Net Investment Income		10,086,759	*
Net Realized and Unrealized Gain
on Investments:
Net realized gain on investments	82,856,375
Payments received from the Manager (Note 8)	637,118
Net change in unrealized appreciation
of investments	375,271

Net Gain on Investments		83,868,764

Increase in Net Assets
from Operations		$93,955,523

*	Net investment income for Common Stock is $9,145,834, which is net of Preferred Stock dividends of $940,925.
See Notes to Financial Statements.

Tri-Continental Corporation

Statements of Changes in Net Investment Assets (unaudited)

	Six Months Ended	Year Ended
	June 30, 2004	December 31, 2003

Operations:
Net investment income	$10,086,759	$21,574,403
Net realized gain on investments	82,856,375	7,912,646
Payments received from the Manager (Note 8)	637,118	—
Net change in unrealized appreciation/depreciation
of investments	375,271	437,905,421

Increase in Net Assets from Operations	93,955,523	467,392,470

Distributions to Stockholders:
Net investment income:
Preferred Stock (per share: $1.25 and $2.50)	(940,925)	(1,881,850)
Common Stock (per share: $0.08 and $0.17)	(9,344,328)	(20,521,587)

Decrease in Net Investment Assets
from Distributions	(10,285,253)	(22,403,437)

Capital Share Transactions:
Value of shares of Common Stock issued
for investment plans (386,173 and 991,007 shares)	6,551,624	14,170,343
Cost of shares of Common Stock purchased
from investment plan participants
(1,399,989 and 2,610,104 shares)	(23,840,172)	(37,992,282)
Cost of shares of Common Stock purchased in the
open market (1,429,100 and 4,758,500 shares)	(24,194,406)	(68,463,994)
Net proceeds from issuance of shares of
Common Stock upon exercise of
Warrants (675 and 1,484 shares)	675	1,484

Decrease in Net Investment Assets
from Capital Share Transactions	(41,482,279)	(92,284,449)

Increase in Net Investment Assets	42,187,991	352,704,584
Net Investment Assets:
Beginning of period	2,348,636,428	1,995,931,844

End of Period (net of dividends in excess of net
investment income of $229,545 and
$31,051, respectively)	$2,390,824,419	$2,348,636,428

See Notes to Financial Statements.

Tri-Continental Corporation

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies — The financial statements of Tri-Continental Corporation (the “Corporation”) have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Corporation:

a.	Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility in the US markets. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

b.	Federal Taxes — There is no provision for federal income tax. The Corporation has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net realized gain.

c.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statements and federal income tax purposes. Dividends receivable and payable are recorded on ex-dividend dates. Interest income is recorded on the accrual basis.

d.	Distributions to Stockholders — The treatment for financial statement purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or capital gain, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net investment assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset value per share of the Corporation.

2. Capital Stock Transactions — Under the Corporation’s Charter, dividends on the Common Stock cannot be declared unless net assets, after such dividends and dividends on Preferred Stock, equal at least $100 per share of Preferred Stock outstanding. The Preferred Stock is subject to redemption at the Corporation’s option at any time on 30 days’ notice at $55 per share (or a total of $41,400,700 for the shares outstanding) plus accrued dividends, and entitled in liquidation at $50 per share plus accrued dividends.

     The Corporation, in connection with its Automatic Dividend Investment and Cash Purchase Plan and other Stockholder plans, acquires and issues shares of its own Common Stock, as needed, to satisfy Plan requirements. For the six months ended June 30, 2004, 1,399,989 shares were purchased from Plan participants at a cost of $23,840,172, which represented a weighted average discount of 15.10% from the net asset value of those acquired shares. A total of 386,173 shares were issued to Plan participants during the six months ended June 30, 2004, for proceeds of $6,551,624, at a discount of 15.08% from the net asset value of those shares.

     For the six months ended June 30, 2004, the Corporation purchased 1,429,100 shares of its Common Stock in the open market at an aggregate cost of $24,194,406, which represented a weighted average discount of 15.12% from the net asset value of those acquired shares.

     At June 30, 2004, 289,665 shares of Common Stock were reserved for issuance upon exercise of 12,874

Tri-Continental Corporation

Notes to Financial Statements (unaudited)

Warrants, each of which entitled the holder to purchase 22.50 shares of Common Stock at $1.00 per share. Assuming the exercise of all Warrants outstanding at June 30, 2004, net investment assets would have increased by $289,665 and the net asset value of the Common Stock would have been $20.28 per share. The number of Warrants exercised during the six months ended June 30, 2004, and the year ended December 31, 2003, was 30 and 66, respectively.

3. Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding options and short-term investments, amounted to $514,285,839 and $515,547,755, respectively. At June 30, 2004, the cost of investments for federal income tax purposes was $2,169,493,136. The tax basis cost was greater than the cost for financial reporting purposes due to the tax deferral of losses on wash sales in the amount of $1,426,254. The tax basis gross unrealized appreciation and depreciation of portfolio securities amounted to $282,400,658 and $60,944,437, respectively.

4. Repurchase Agreements — The Corporation may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by the Manager. Securities received as collateral subject to repurchase agreements are deposited with the Corporation’s custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Procedures have been established to monitor, on a daily basis, the market value of repurchase agreements’ underlying securities to ensure the existence of the proper level of collateral.

5. Management Fee, Administrative Services, and Other Transactions — The Manager manages the affairs of the Corporation and provides for the necessary personnel and facilities. Compensation of all officers of the Corporation, all directors of the Corporation who are employees of the Manager, and all personnel of the Corporation and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to a percentage of the Corporation’s daily net assets at the close of business on the previous business day. The management fee rate is calculated on a sliding scale of 0.45% to 0.375%, based on average daily net assets of all the investment companies managed by the Manager. The management fee for the six months ended June 30, 2004, was equivalent to an annual rate of 0.41% of the average daily net assets of the Corporation.

     Seligman Data Corp., which is owned by the Corporation and certain associated investment companies, charged the Corporation at cost $1,843,033 for stockholder account services in accordance with a methodology approved by the Corporation’s directors. Costs of Seligman Data Corp. directly attributable to the Corporation were charged to the Corporation. The remaining charges were allocated to the Corporation by Seligman Data Corp. pursuant to a formula based on the Corporation’s net assets, stockholder transaction volume and number of stockholder accounts.

     The Corporation and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Corporation to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Corporation’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of June 30, 2004, the Corporation’s potential obligation under the Guaranties is $791,400. As of June 30, 2004, no event has occurred which would result in the Corporation becoming liable to make any payment under a Guaranty. A portion of rent paid by Seligman Data Corp. is charged to the Corporation as part of Seligman Data Corp.’s stockholder account services cost.

     The Corporation’s investment in Seligman Data Corp. is recorded at a cost of $43,681.

     Certain officers and directors of the Corporation are officers or directors of the Manager and/or Seligman Data Corp.

     The Corporation has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Corporation or other funds in the Seligman Group of

Tri-Continental Corporation

Notes to Financial Statements (unaudited)

Investment Companies. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses, and the accumulated balance thereof at June 30, 2004, of $244,044 is included in accrued expenses and other liabilities. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid.

6. Capital Loss Carryforward — At December 31, 2003, the Corporation had a net capital loss carryfor-ward for federal income tax purposes of $730,079,728, which is available for offset against future taxable net capital gains, with $693,816,914 expiring in 2010 and $36,262,814 expiring in 2011. The amount was determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to stockholders until net capital gains have been realized in excess of available capital loss carryforwards.

7. Restricted Securities — At June 30, 2004, the Tri-Continental Financial Division of the Corporation comprised two investments that were purchased through private offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Corporation. The acquisition dates of investments in the limited partnerships along with their cost and values at June 30, 2004, were as follows:

Investments	Acquisition Date(s)	Cost	Value

WCAS Capital Partners II, L.P.	12/11/90 to 3/24/98	$4,727,686	$2,568,316
Whitney Subordinated Debt Fund, L.P	7/12/89 to 11/10/98	2,464,665	1,179,492

Total		$7,192,351	$3,747,808

8. Other Matters — The Manager has conducted an extensive internal review in response to developments regarding disruptive or illegal trading practices within the mutual fund industry. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman registered investment companies (“Seligman Funds”). This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002. The Securities and Exchange Commission (the “SEC”), the NASD and the Attorney General of the State of New York also are reviewing these matters.

     The Manager also has reviewed its practice of placing some of the Seligman Funds’ orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of Seligman Funds. This practice is permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions than they would otherwise have paid for comparable transactions. The Manager has also responded fully to information requests from the SEC and the NASD relating to the Manager’s use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested.

     The results of the Manager’s internal reviews were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, which did not affect Tri-Continental Corporation, the Manager has made payments to three funds and has agreed to waive a portion of its management fee with respect to another fund. In order to resolve matters with the Independent Directors with regard to portfolio brokerage commissions, in May 2004, the Manager made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares, including $637,118 paid to Tri-Continental Corporation, which has been reported as Payments received from the Manager in the Statement of Operations.

Tri-Continental Corporation

Financial Highlights (unaudited)

     The Corporation’s financial highlights are presented below. “Per share operating performance” data is designed to allow investors to trace the operating performance, on a per Common share basis, from the beginning net asset value to the ending net asset value, so that investors can understand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per Common share amounts, using average shares outstanding.

     “Total investment return” measures the Corporation’s performance assuming that investors purchased shares of the Corporation at the market value or net asset value as of the beginning of the period, invested dividends and capital gains paid, as provided for in the Corporation’s Prospectus and Automatic Dividend Investment and Cash Purchase Plan, and then sold their shares at the closing market value or net asset value per share on the last day of the period. The computations do not reflect taxes or any sales commissions investors may incur in purchasing or selling shares of the Corporation.Total investment returns are not annualized for periods of less than one year.

     The ratios of expenses and net investment income to average net investment assets and to average net assets for Common Stock for the periods presented do not reflect the effect of dividends paid to Preferred Stockholders.

	Six Months	Year Ended December 31,
	Ended
	30, 2004	2003	2002	2001	2000	1999

Per Share Operating Performance:
Net Asset Value,
Beginning of Period	$19.55	$15.72	$21.69	$25.87	$32.82	$34.13

Net investment income	0.09	0.18	0.25	0.32	0.35	0.48
Net realized and unrealized
investment gain (loss)	0.78	3.84	(5.95)	(3.02)	(3.25)	2.90

Increase (Decrease) from
Investment Operations	0.87	4.02	(5.70)	(2.70)	(2.90)	3.38
Dividends paid on Preferred Stock	(0.01)	(0.02)	(0.01)	(0.01)	(0.02)	(0.02)
Dividends paid on Common Stock	(0.08)	(0.17)	(0.26)	(0.28)	(0.33)	(0.48)
Distributions from net gain realized	—	—	—	(1.11)	(3.30)	(3.79)
Issuance of Common Stock
in gain distributions	—	—	—	(0.08)	(0.40)	(0.40)

Net Increase (Decrease)
in Net Asset Value	0.78	3.83	(5.97)	(4.18)	(6.95)	(1.31)

Net Asset Value,
End of Period	$20.33	$19.55	$15.72	$21.69	$25.87	$32.82

Adjusted Net Asset Value,
End of Period*	$20.28	$19.51	$15.69	$21.65	$25.82	$32.75
Market Value, End of Period	$16.83	$16.40	$13.25	$18.75	$21.1875	$27.875

See footnotes on page 17.

Tri-Continental Corporation

Financial Highlights (unaudited)

	Six Months		Year Ended December 31,
	Ended
	June 30, 2004		2003	2002	2001	2000	1999

Total Investment Return:
Based upon market value	3.11%		25.24%	(28.18)%	(5.22)%	(11.56)%	12.57%
Based upon net asset value	4.48%	#	25.84%	(26.35)%	(10.20)%	(8.29)%	10.67%
Ratios/Supplemental Data:
Expenses to average net
investment assets	0.65%	†	0.68%	0.67%	0.59%	0.54%	0.56%
Expenses to average net assets for
Common Stock	0.66%	†	0.70%	0.68%	0.60%	0.54%	0.56%
Net investment income to
average net investment assets	0.85%	†	1.03%	1.29%	1.36%	1.10%	1.36%
Net investment income to average
net assets for Common Stock	0.86%	†	1.05%	1.31%	1.37%	1.11%	1.38%
Portfolio turnover rate	22.14%		138.65%	152.79%	124.34%	54.13%	42.83%
Net Investment Assets,
End of Period (000s omitted):
For Common Stock	$2,353,187		$2,310,999	$1,958,295	$2,873,655	$3,458,009	$4,109,863
For Preferred Stock	37,637		37,637	37,637	37,637	37,637	37,637

Total Net Investment Assets	$2,390,824		$2,348,636	$1,995,932	$2,911,292	$3,495,646	$4,147,500

*	Assumes the exercise of outstanding warrants.
†	Annualized.
#	Excluding the effect of the payments received from the Manager (Note 8), total return would have been 4.45%.
See Notes to Financial Statements.

Tri-Continental Corporation

Proxy Results

     Tri-Continental Corporation Stockholders voted on the following proposals at the Annual Meeting of Stockholders on May 20, 2004, in Philadelphia, PA. The description of each proposal and the voting results are stated below. Each nominee for Director was elected, the selection of Deloitte & Touche LLP as auditors for 2004 was ratified, and the Stockholder proposal was not adopted.

	For	Withheld

Election of Directors:
Alice S. Ilchman	81,550,082.155	5,857,211.843
Frank A. McPherson	81,661,892.656	5,745,401.342
Leroy C. Richie	81,589,833.098	5,817,460.900
Brian T. Zino	81,662,782.734	5,744,511.264

	For	Against	Abstain

Ratification of Deloitte &
Touche LLP as auditors	84,428,810.233	1,894,022.592	1,084,419.173

	For	Against	Abstain

Stockholder Proposal —
Cumulative Voting
for Directors	14,062,070.249	37,704,579.353	4,020,241.396

Tri-Continental Corporation

Board of Directors

Robert B. Catell (2,3)
Chairman, Chief Executive Officer and Director
  KeySpan Corporation

John R. Galvin (1,3)
 Dean Emeritus, Fletcher School of Law and  Diplomacy at Tufts University

Alice S. Ilchman (2,3)
 President Emerita, Sarah Lawrence College
 Director, Jeannette K. Watson Summer Fellowship
Trustee, Committee for Economic Development

Frank A. McPherson (2,3)
Retired Chairman of the Board and Chief Executive Officer, Kerr-McGee Corporation
Director, ConocoPhillips
Director, Integris Health

John E. Merow (1,3)
Retired Chairman and Senior Partner, Sullivan & Cromwell LLP
Director, Commonwealth Industries, Inc.
Trustee, New York-Presbyterian Hospital

Betsy S. Michel (1,3)
Trustee, The Geraldine R. Dodge Foundation

William C. Morris
Chairman, J. & W. Seligman & Co. Incorporated
Chairman, Carbo Ceramics Inc.

Leroy C. Richie (1,3)
Chairman and Chief Executive Officer, Q Standards Worldwide, Inc.
Director, Kerr-McGee Corporation

Robert L. Shafer (2,3)
Retired Vice President, Pfizer Inc.

James N. Whitson (1,3)
Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc.
Director, CommScope, Inc.

Brian T. Zino
Director and President, J. & W. Seligman & Co. Incorporated
Chairman, Seligman Data Corp.
Director, ICI Mutual Insurance Company
Member of the Board of Governors, Investment Company Institute

Member:
(1)	Audit Committee
(2)	Director Nominating Committee
(3)	Board Operations Committee

Tri-Continental Corporation

Executive Officers

William C. Morris
Chairman

Brian T. Zino
President and Chief Executive Officer

Charles W. Kadlec
Vice President

Thomas G. Rose
Vice President

Richard R. Schmaltz
Vice President

Lawrence P. Vogel
Vice President and Treasurer

Frank J. Nasta
Secretary

For More Information

Manager
J. & W. Seligman & Co. Incorporated
100 Park Avenue
New York, NY 10017

Stockholder Service Agent
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

Important Telephone Numbers

(800) TRI-1092  Stockholder Services

(800) 445-1777  Retirement Plan Services

(212) 682-7600  Outside the United States

(800) 622-4597  24-Hour AutomatedTelephone Access Service

Proxy Voting

A description of the policies and procedures used by the Corporation to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Corporation voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available to Stockholders (i) without charge, upon request, by calling toll-free 800-221-2450 in the US or collect 212-682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.

Tri-Continental Corporation

Managed by

J. & W. SELIGMAN & CO.
INCORPORATED
Investment Managers and Advisors
ESTABLISHED 1864
100 Park Avenue, New York, NY 10017

This report is intended only for the information of Stockholders shares of Common Stock of Tri-Continental Corporation, or those who have received the current prospectus covering which contains information about management fees and other costs.

 CETRI3 6/04

ITEM 2.      CODE OF ETHICS.
             Not applicable.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.
             Not applicable.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.
             Not applicable.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.
             Not applicable

ITEM 6.      SCHEDULE OF INVESTMENTS.
             Not applicable.

ITEM 7.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
             CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
             Not applicable.

ITEM 8.      PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

             ---------------------------------------------------------------------------------------------------------
                                                            Total Number of Shares    Maximum Number (or Approximate
                              Total Number     Average     (or Units) Purchased as      Dollar Value) of Shares (or
                                of Shares    Price Paid        Part of Publicly           Units) that May Yet Be
                               (or Units)     per Share       Announced Plans or       Purchased Under the Plans or
                 Period         Purchased     (or Unit)          Programs (1)                  Programs (1)
             ---------------------------------------------------------------------------------------------------------
             1-01-04 to
             1-31-04             694,654        17.02              694,654                       4,501,217
             ---------------------------------------------------------------------------------------------------------
             2-01-04 to
             2-29-04             491,970        17.35              491,970                       4,009,247
             ---------------------------------------------------------------------------------------------------------
             3-01-04 to
             3-31-04             417,070        17.20              417,070                       3,592,177
             ---------------------------------------------------------------------------------------------------------
             4-01-04 to
             4-30-04             310,518        17.18              310,518                       3,281,659
             ---------------------------------------------------------------------------------------------------------
             5-01-04 to
             5-31-04             449,176        16.40              449,176                       2,832,483
             ---------------------------------------------------------------------------------------------------------
             6-01-04 to
             6-30-04             465,701        16.75              465,701                       2,366,782
             ---------------------------------------------------------------------------------------------------------

            (1)  The stock repurchase program, announced on November 20, 2003, authorizes the Registrant to repurchase up to 5% of its common stock in the open market during the next 12 months as long as the discount of the net asset value of the common stock to its market price exceeds 10%.

ITEM 9.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
             Not applicable.

ITEM 10.     CONTROLS AND PROCEDURES.

             (a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the
             registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

             (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

 ITEM 11.    EXHIBITS.
             (a)(1) Not applicable.

             (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the
                    Investment Company Act of 1940.

             (a)(3) Not applicable.

             (b)    Certifications of chief executive officer and chief
                    financial officer as required by Rule 30a-2(b) under the
                    Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRI-CONTINENTAL CORPORATION

By:      /S/ BRIAN T. ZINO
         Brian T. Zino
         President and Chief Executive Officer

Date:    September 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:      /S/ BRIAN T. ZINO
         Brian T. Zino
         President and Chief Executive Officer

Date:    September 1, 2004

By:      /S/LAWRENCE P. VOGEL
         Lawrence P. Vogel
         Vice President, Treasurer and Chief Financial Officer

Date:    September 1, 2004

TRI-CONTINENTAL CORPORATION

EXHIBIT INDEX

         (a)(2)   Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the
                  Investment Company Act of 1940.

         (b)      Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment
                  Company Act of 1940.